Note 11 - Credit Facilities and Long-Term Debt (Detail) - Long term debt, net of current maturities consists of: (Parentheticals)	Dec. 31, 2012	Dec. 31, 2011
Loan A [Member]
Interest Rate	1.32%	2.62%
Loan B [Member]
Interest Rate	1.39%	2.56%
Loan C [Member]
Interest Rate	1.11%	2.02%
Loan D [Member]
Interest Rate	1.00%	1.00%
Loan E [Member]
Interest Rate	1.19%	2.36%
Loan F [Member]
Interest Rate	0.99%	2.16%